Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities Current [Abstract]
Components of Accrued Liabilities

The components of the Company’s accrued liabilities at December 31, 2016 and 2015 were as follows:

	2016	2015
Employee-related liabilities	$87	$55
Customer-related liabilities	37	36
Deferred revenue	33	34
Restructuring liabilities	13	19
Other	67	59
Total accrued liabilities	$237	$203